Portfolio Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 55,136	$ 47,130
Commercial Real Estate	144,972	144,144
Residential	82,832	73,623
Installment	26,562	31,585
Total	309,502	296,482
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	51,739	43,364
Commercial Real Estate	135,739	133,402
Residential	82,832	73,623
Installment	26,562	31,585
Total	296,872	281,974
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	2,727	2,698
Commercial Real Estate	2,848	3,005
Residential	0	0
Installment	0	0
Total	5,575	5,703
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	670	1,068
Commercial Real Estate	6,385	7,737
Residential	0	0
Installment	0	0
Total	7,055	8,805
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	0
Commercial Real Estate	0	0
Residential	0	0
Installment	0	0
Total	$ 0	$ 0